RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15—RELATED PARTY TRANSACTIONS

Relationship with Old IAC prior to the MTCH Separation

The Company’s statement of operations includes allocations of costs, including stock-based compensation expense, related to Old IAC’s accounting, treasury, legal, tax, corporate support and internal audit functions prior to the MTCH Separation. Old IAC historically allocated costs related to its accounting, treasury, legal, tax, corporate support and internal audit functions that were incurred at the Old IAC legal entity level to its publicly traded subsidiaries, Old MTCH and ANGI Homeservices, for any services provided under the applicable services agreements. The remaining unallocated expenses of Old IAC related to its accounting, treasury, legal, tax, corporate support and internal audit functions were allocated to the Company. Old IAC allocated costs to the Company, inclusive of stock-based compensation expense, in 2020, prior to the MTCH Separation, totaled $85.5 million. Old IAC allocated costs to the Company, inclusive of stock-based compensation expense, totaled $146.0 million and $178.2 million for the years ended December 31, 2019 and 2018, respectively. It is not practicable to determine the actual expenses that would have been incurred for these services had the Company operated as a standalone entity during the periods presented. Management considers the allocation method to be reasonable.

The portion of interest income reflected in the statement of operations that is related party in nature was less than $0.1 million in 2020 prior to the MTCH Separation, and $0.4 million and $0.3 million for the years ended December 31, 2019 and 2018, respectively, and is included in “Interest income, net” in the table below.

The following table summarizes the components of the net increase in Old IAC’s investment in the Company for the periods prior to the MTCH Separation:

	Six Months
	Ended June 30,
	the date of the
	MTCH Separation	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash transfers (from) to Old IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by Old IAC on behalf of the Company, net	$(1,742,854)	$(182,382)	$215,993
Contribution of buildings to Match Group	34,973	—	—
Taxes	34,436	(1,874)	1,120
Allocation of costs from Old IAC	(12,652)	(80,143)	(71,977)
Interest income, net	102	420	325
Net (increase) decrease in Old IAC’s investment in the Company prior to the MTCH Separation	$(1,685,995)	$(263,979)	$145,461

Notes Receivable—Related Party

During 2019, the Company, through two subsidiaries, entered into loan agreements with Old IAC for cash transfers to Old IAC under its centrally managed U.S. treasury function. During the first quarter of 2020, the outstanding balance, which was $55.3 million at December 31, 2019, was repaid.

On February 11, 2020, the Company, through a subsidiary, entered into a loan agreement with Old IAC for cash transfers to Old IAC under its centrally managed U.S. treasury function. During the second quarter of 2020, the outstanding balance, which was $27.2 million at March 31, 2020, was repaid.

Long-term Debt—Related Party

On December 14, 2018, the Company, through a subsidiary, entered into a loan agreement with Old IAC for an amount not to exceed $15.0 million for general working capital purposes in the ordinary course of business. During the first quarter of 2019, the outstanding balance, which was $2.5 million at December 31, 2018, was repaid.

IAC and ANGI

Old IAC and ANGI, in connection with the Combination, entered into a contribution agreement; an investor rights agreement; a services agreement; a tax sharing agreement; and an employee matters agreement. Upon the MTCH Separation, Old IAC assigned these agreements to the Company.

For the year ended December 31, 2020, 0.3 million shares of ANGI Class B common stock were issued to a subsidiary of the Company pursuant to the employee matters agreement as reimbursement for shares of IAC common stock, issued for periods after the MTCH Separation, and Old IAC common stock, issued for periods prior to the MTCH Separation, in connection with the exercise and vesting of IAC and Old IAC equity awards held by ANGI employees. For the years ended December 31, 2019 and 2018, 0.5 million and 0.9 million shares, respectively, of ANGI Class B common stock were issued to a subsidiary of the Company pursuant to the employee matters agreement.

On October 10, 2018, Old IAC was issued 5.1 million shares of Class B common stock of ANGI pursuant to the post-closing adjustment provision of the Angie’s List merger agreement.

For the years ended December 31, 2020, 2019 and 2018, ANGI was charged $4.8 million, $4.8 million and $5.7 million by IAC, for periods after the MTCH Separation, and Old IAC, for periods prior to the MTCH Separation, for services rendered pursuant to the services agreement. There were no outstanding receivables or payables pursuant to the services agreement as of December 31, 2020 or December 31, 2019.

At December 31, 2020 and December 31, 2019, ANGI had outstanding payables of $0.9 million and $0.2 million, respectively, due to the Company pursuant to the tax sharing agreement. There were $3.1 million of refunds made to ANGI pursuant to this agreement during the year ended December 31, 2020. During the first quarter of 2019, $11.4 million was paid to the Company pursuant to this agreement.

Additionally, the Company subleases office space from ANGI and was charged rent of $1.8 million and $1.4 million for the years ended December 31, 2020 and 2019, respectively. There were no amounts charged pursuant to subleases for office space between the Company and ANGI for the year ended December 31, 2018. At both December 31, 2020 and 2019, there were outstanding payables of less than $0.1 million due to ANGI pursuant to sublease agreements, which were subsequently paid in full in the first quarter of 2021 and 2020, respectively.

IAC and Old MTCH

Prior to the MTCH Separation, for the six months ended June 30, 2020, the date of the MTCH Separation, and for the years ended December 31, 2019 and 2018, Old MTCH incurred rent expense of $1.4 million and $5.8 million and $5.2 million respectively, for leasing office space for certain of its businesses at properties owned by the Company. The amounts were paid in full by Old MTCH at the date of the MTCH Separation and at December 31, 2019 and 2018, respectively. After the MTCH Separation, Match Group is no longer a related party.

On January 31, 2020, Old IAC contributed two office buildings in Los Angeles to Old MTCH, which are primarily occupied and were previously leased from the Company by Tinder. In connection with this contribution, the Company entered into a lease with Old MTCH for office space, which the Company currently occupies, in one of the buildings and for the six months ended June 30, 2020, the date of the MTCH Separation, the Company paid Old MTCH less than $0.1 million under the lease. Old MTCH issued 1.4 million shares of Old MTCH common stock to Old IAC for the buildings.

IAC and Expedia

The Company and Expedia each have a 50% ownership interest in two aircrafts that may be used by both companies. In 2019, the Company and Expedia entered into an agreement to jointly acquire a new corporate aircraft for a total expected cost of $72.3 million (including purchase price and related costs), with each company to bear 50% of such expected cost. The Company paid approximately $23 million in 2019 in connection with the purchase agreement, and the respective share of the balance is due upon delivery of the new aircraft, which is expected to occur in the third quarter of 2021. Members of the aircraft flight crews are employed by an entity in which the Company and Expedia each have a 50% ownership interest. The Company and Expedia have agreed to share costs relating to flight crew compensation and benefits pro-rata according to each company’s respective usage of the aircraft, for which they are separately billed by the entity described above. The Company and Expedia are related parties because Mr. Diller serves as Chairman and Senior Executive of both IAC and Expedia. For the years ended December 31, 2020, 2019 and 2018, total payments made to this entity by the Company were not material.